Net Income (Loss) per Share (Details) - Schedule of Basic and Diluted net Income (loss) Per Common Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Basic and Diluted Net Income Loss Per Common Share [Abstract]
Net income (loss) (in Dollars)	$ (58,990)	$ (57,429)	$ 36,262
Basic earnings per share
Basic weighted average shares outstanding	378,557	373,067	366,651
Basic earnings (loss) per share (in Dollars per share)	$ (0.16)	$ (0.15)	$ 0.1
Diluted earnings per share
Basic weighted average shares outstanding	378,557	373,067	366,651
Dilutive effect of stock options			65,599
Diluted weighted average shares outstanding	378,557	373,067	432,250
Diluted earnings (loss) per share (in Dollars per share)	$ (0.16)	$ (0.15)	$ 0.08